OTHER NON-CURRENT LIABILITIES - Narrative (Details) ozt in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / ounce ozt	Sep. 29, 2015 USD ($)
Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Economic interest in subsidiary	60.00%
Royal Gold
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Expected initial revenue payments (as percent)	30.00%
Expected revenue payment from contracts with customers, as percent of prevailing spot prices on volume of mineral resources in deliveries thereafter (as percent)	60.00%
Royal Gold | Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Deposits from customers | $		$ 610
Silver | Royal Gold
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Threshold delivery volume (in ounces)	23,100
Silver | Royal Gold | Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Percent of interest in mineral resource production sold until initial delivery maximum achieved (as percent)	75.00%
Initial delivery maximum (in ounces)	50,000
Percent of interest in mineral resource production to be delivered thereafter (as percent)	37.50%
Fixed recovery rate (as percent)	70.00%
Silver | Pascua-Lama | Silver Wheaton Corp.
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Goods deliverable under contract (as percent)	25.00%
Deposits from customers | $	$ 625
Contract duration	3 years
Selling price (in dollars per ounce) | $ / ounce	3.90
Annual inflation adjustment (as percent)	1.00%
Starting period after project period to apply annual inflation adjustment	3 years
Gold | Royal Gold
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Threshold delivery volume (in ounces)	550
Gold | Royal Gold | Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Percent of interest in mineral resource production sold until initial delivery maximum achieved (as percent)	7.50%
Initial delivery maximum (in ounces)	990
Percent of interest in mineral resource production to be delivered thereafter (as percent)	3.75%
Lagunas Norte, Pierina and Veladero | Silver | Silver Wheaton Corp.
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Goods deliverable under contract (as percent)	100.00%